SEI DAILY INCOME TRUST

Ultra Short Duration Bond Fund
Short-Duration Government Fund
Intermediate-Duration Government Fund
GNMA Fund
(each, a "Fund" and together, the "Funds")

Supplement dated July 17, 2015
to the Class A Shares Prospectus (the "Prospectus") dated May 31, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Removal of Redemption Fees

In the Fund Summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

In addition, in the section entitled "Purchasing, Exchanging and Selling Fund Shares," all references to Redemption Fees are hereby deleted and replaced with the following:

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

There are no other changes in the Fees and Expenses of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-953 (7/15)

SEI DAILY INCOME TRUST

Short-Duration Government Fund
Intermediate-Duration Government Fund
GNMA Fund
(each, a "Fund" and together, the "Funds")

Supplement dated July 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated May 31, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Removal of Redemption Fees

In the Fund Summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

In addition, in the section entitled "Purchasing, Exchanging and Selling Fund Shares," all references to Redemption Fees are hereby deleted and replaced with the following:

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

There are no other changes in the Fees and Expenses of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-952 (7/15)

SEI DAILY INCOME TRUST

Ultra Short Duration Bond Fund
(the "Fund")

Supplement dated July 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated June 27, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Removal of Redemption Fees

In the Fund Summary for the Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

In addition, in the section entitled "Purchasing, Exchanging and Selling Fund Shares," all references to Redemption Fees are hereby deleted and replaced with the following:

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

There are no other changes in the Fees and Expenses of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-954 (7/15)